SHARE-BASED COMPENSATION PLAN (Details 2) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Incentive Plan
Options outstanding
Number outstanding (in shares)	2,140,191
Weighted average remaining contractual life	3 years 4 months 24 days
Weighted average exercise price (in dollars per share)	$ 4.37
Aggregate intrinsic value (in dollars)	$ 6,013,406
Options exercisable
Number exercisable (in shares)	2,134,557
Weighted average remaining contractual life	3 years 4 months 20 days
Weighted average exercise price (in dollars per share)	$ 4.36
Aggregate intrinsic value (in dollars)	6,008,441
Number of options exercised (in shares)	691,372	401,179	1,007,740
Total intrinsic value of options exercised (in dollars)	1,226,000	1,881,000	11,142,000
2011 Equity Incentive Plan
Options outstanding
Number outstanding (in shares)	245,616
Weighted average remaining contractual life	8 years 14 days
Weighted average exercise price (in dollars per share)	$ 7.38
Aggregate intrinsic value (in dollars)	3,650
Options exercisable
Number exercisable (in shares)	20,433
Weighted average remaining contractual life	7 years 10 months 10 days
Weighted average exercise price (in dollars per share)	$ 8.79
VanceInfo 2005 Stock Option Plan
Options outstanding
Number outstanding (in shares)	806,792
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price (in dollars per share)	$ 2.01
Aggregate intrinsic value (in dollars)	4,153,648
Options exercisable
Number exercisable (in shares)	806,792
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price (in dollars per share)	$ 2.01
Aggregate intrinsic value (in dollars)	4,153,648
Number of options exercised (in shares)	223,715	61,340
VanceInfo 2007 Share Incentive Plan
Options outstanding
Number outstanding (in shares)	1,911,859
Weighted average remaining contractual life	2 years 7 months 20 days
Weighted average exercise price (in dollars per share)	$ 7.63
Aggregate intrinsic value (in dollars)	567,787
Options exercisable
Number exercisable (in shares)	1,316,968
Weighted average remaining contractual life	2 years 3 months
Weighted average exercise price (in dollars per share)	$ 7.51
Aggregate intrinsic value (in dollars)	$ 537,201
Number of options exercised (in shares)	111,844	25,908